Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy of Plan's Assets and Fair Value of Investments Measured at Net Asset Value as Practical Expedient

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

Assets at fair value as of December 31, 2025:

		Fair Value Measurement Unit
	Fair value	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	12/31/2025	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$5,124,246	$5,124,246	$—	$—
McGrath RentCorp Unitized Stock Fund:
McGrath RentCorp Common Stock	24,299,502	24,299,502	—	—
Money Market Mutual Fund	314,896	314,896	—	—
Brokerage accounts	10,530,126	10,530,126	—	—
Total assets held in fair value hierarchy	40,268,770	$40,268,770	$-	$—
Collective investment trusts at NAV	101,391,370
Total	$141,660,140

Assets at fair value as of December 31, 2024:

			Fair Value Measurement Unit
		Fair value	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		12/31/2024	(Level 1)	(Level 2)	(Level 3)

Mutual funds		$3,945,197	$3,945,197	$—	$—
McGrath RentCorp Unitized Stock Fund:
McGrath RentCorp Common Stock		26,105,823	26,105,823	—	—
Money Market Mutual Fund	*	535,032	535,032	—	—
Brokerage accounts		8,817,301	8,817,301	—	—
Total assets held in fair value hierarchy		39,403,353	$39,403,353	$-	$—
Collective investment trusts at NAV		90,094,068
Total		$129,497,421

* Prior year amounts have been reclassified to reflect the Money Market Fund as a Level 1 investment rather than Level 2.

The following table presents the Plan’s investments with a reported NAV as a practical expedient at December 31, 2025 and 2024:

	2025	2024
Collective investment trust:
T Rowe Price Target-date Retirement Funds
Fair value	$46,375,326	$43,564,550
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Northern Trust
Fair value	$22,306,164	$18,257,353
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
MFS Series Trust Fund
Fair value	$9,993,042	$8,702,060
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Harbor Capital Appreciation
Fair value	$9,205,584	$7,459,147
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Fidelity Institutional Asset Management
Fair value	$4,676,794	$4,000,818
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Galliard Stable Return Fund E
Fair value	$3,302,226	$3,204,410
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily
Metlife
Fair value	$3,034,648	$3,090,373
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	60 Day	60 Day
Great Gray Trust Company, LLC
Fair value	$2,497,586	$1,815,357
Unfunded commitment	—	—
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	Daily	Daily